Information on net borrowing (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings
A. Cash	€ 2,796	€ 3,367
B. Cash equivalents	5,304	4,816
C. Other current financial assets	10,700	7,881
D Liquidity (A+B+C)	18,800	16,064
E. Current financial debt	7,258	6,942
F. Current portion of non-current financial debt	2,368	3,157
G. Current financial indebtedness (E+F)	9,626	10,099
H. Net current financial indebtedness (G-D)	(9,174)	(5,965)
I. Non-current financial debt	5,782	6,175
J. Debt instruments	18,756	20,527
K. Non‐current trade and other payables
L. Non-current financial indebtedness (I+J+K)	24,538	26,702
M. Total financial indebtedness (H+L)	15,364	20,737
Non-current financing receivables	136	2,109
Restricted cash	1	54
Lease liabilities	5,700	6,453	€ 5,336
Fair value hedge derivative contracts of hedge fixed rate bonds debt	38	42
Current portion of long-term lease liabilities
K. Non‐current trade and other payables
Lease liabilities	1,263	1,279	1,128
Long-term lease liabilities
K. Non‐current trade and other payables
Lease liabilities	€ 4,437	€ 5,174	€ 4,208